Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 16,099	€ 18,138	€ 19,316
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	13,929	15,926	16,969
Non-Life insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	2,171	2,212	2,346
Accident and health insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	1,784	1,823	1,979
General insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 386	€ 390	€ 367